Statements of Cash Flows (Shenzhen Yeller Audio & Video Technology Co., Ltd.) - USD ($)	6 Months Ended		12 Months Ended
	Jun. 30, 2020	Jun. 30, 2019	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Cash flows from operating activities
Net loss	$ (286,823)		$ (967,491)	$ (284,655)
Decrease (Increase) in accounts and other receivables	38,807		(33,084)	137,063
Increase in inventory	70,536		(48,657)	94,425
Decrease in prepayments and other current assets	10,665		89,210	84,717
Increase in payables and other current liabilities	31,819		(60,507)	455,217
Net cash (used in) /provided by operating activities	(245,367)		(334,692)	(24,634)
Cash flows from investing activities
Purchase of plant and equipment	(6,177)		(11,173)	(4,200)
Net cash used in investing activities	(6,177)		(11,173)	23,564
Cash flows from financing activities
Changes in related party balances, net	443,915		174,434	(16,097)
Net cash provided by/ (used in) financing activities	443,915		257,779	(16,097)
Net increase of cash and cash equivalents	192,371		(88,086)	(17,167)
Effect of foreign currency translation on cash and cash equivalents	4,973
Cash and cash equivalents-beginning	120,126	$ 137,293	120,126	137,293
Cash and cash equivalents-end	317,470		32,040	120,126	$ 137,293
Supplementary cash flow information:
Interest received	36		418	323
Interest paid	(8,749)
Shenzhen Yeller Audio & Video Technology Co., Limited [Member]
Cash flows from operating activities
Net loss	(102,394)	(78,020)		(103,664)	(237,821)
Depreciation	70,245	71,836		143,571	111,089
Decrease (Increase) in accounts and other receivables	3,430	(141,050)		(4,846)	(73,945)
Increase in inventory	(70,536)	(45,604)		(138,211)
Decrease in prepayments and other current assets	39,987	110,923		378,878	(494,418)
Increase in payables and other current liabilities	16,523	580,794		453,675	629,474
Net cash (used in) /provided by operating activities	(42,745)	498,879		729,403	(65,621)
Cash flows from investing activities
Purchase of plant and equipment	(6,177)	(2,131)		(3,832)	(453,661)
Net cash used in investing activities	(6,177)	(2,131)		(3,832)	(453,661)
Cash flows from financing activities
Proceeds from injection of capital by owners	554,284	5,838		5,797	287,544
Changes in related party balances, net	(291,557)	(476,862)		(650,780)	232,256
Net cash provided by/ (used in) financing activities	262,727	(471,024)		(644,983)	519,800
Net increase of cash and cash equivalents	213,805	25,724		80,588	518
Effect of foreign currency translation on cash and cash equivalents	(1,917)	(1,141)		(820)	(66)
Cash and cash equivalents-beginning	82,950	3,182	$ 82,950	3,182	2,730
Cash and cash equivalents-end	294,838	27,765		82,950	3,182
Supplementary cash flow information:
Interest received		23		133	22
Interest paid	(5,336)	(9,653)		(5,620)	(6,999)
Income taxes paid